PROPERTY AND EQUIPMENT - Property and Equipment - Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment-gross	$ 35,062		$ 33,495	$ 32,169
Less: accumulated depreciation	(22,731)		(21,335)	(13,782)
Total property and equipment, net	12,331		12,160	18,387
Depreciation and amortization expense	3,892	$ 2,321	8,589	8,087
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment-gross	14,532		13,708	13,358
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment-gross	924		895	895
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment-gross	1,124		1,089	1,089
Tooling
Property, Plant and Equipment [Line Items]
Property and equipment-gross	1,805		1,805	1,823
Software
Property, Plant and Equipment [Line Items]
Property and equipment-gross	1,340		1,249	954
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment-gross	14,274		13,870	13,880
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment-gross	1,063		879	170
PPE not including acquired technology or capitalized software
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 1,500	$ 2,100	$ 7,600	$ 7,600